Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.46202%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,177,207.43

Principal:
Principal Collections	$24,773,481.90
Prepayments in Full	$12,384,630.87
Liquidation Proceeds	$672,787.42
Recoveries	$111,387.14
Sub Total	$37,942,287.33
Collections	$42,119,494.76

Purchase Amounts:
Purchase Amounts Related to Principal	$18,541.38
Purchase Amounts Related to Interest	$106.66
Sub Total	$18,648.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,138,142.80

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,138,142.80
Servicing Fee	$941,515.81	$941,515.81	$0.00	$0.00	$41,196,626.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,196,626.99
Interest - Class A-2a Notes	$934,234.62	$934,234.62	$0.00	$0.00	$40,262,392.37
Interest - Class A-2b Notes	$259,821.06	$259,821.06	$0.00	$0.00	$40,002,571.31
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$37,955,731.31
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$37,550,311.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,550,311.31
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$37,357,673.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,357,673.31
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,357,673.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,357,673.31
Regular Principal Payment	$38,345,726.35	$37,357,673.31	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,138,142.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,357,673.31
Total					$37,357,673.31

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,593,204.16	$70.12	$934,234.62	$2.29	$29,527,438.78	$72.41
Class A-2b Notes	$8,764,469.15	$70.12	$259,821.06	$2.08	$9,024,290.21	$72.20
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$37,357,673.31	$23.66	$3,838,953.68	$2.43	$41,196,626.99	$26.09

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$244,244,344.24	0.5989317	$215,651,140.08	0.5288159
Class A-2b Notes	$74,866,461.58	0.5989317	$66,101,992.43	0.5288159
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,035,250,805.82	0.6556619	$997,893,132.51	0.6320019

Pool Information
Weighted Average APR	4.846%	4.851%
Weighted Average Remaining Term	47.57	46.77
Number of Receivables Outstanding	34,045	33,427
Pool Balance	$1,129,818,974.94	$1,091,392,213.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,064,139,792.94	$1,028,484,028.03
Pool Factor	0.6711653	0.6483380

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$62,908,185.35
Targeted Overcollateralization Amount	$94,487,133.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,499,080.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$577,319.99
(Recoveries)		18	$111,387.14
Net Loss for Current Collection Period			$465,932.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4949%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5049%
Second Prior Collection Period			0.5888%
Prior Collection Period			0.6587%
Current Collection Period			0.5034%
Four Month Average (Current and Prior Three Collection Periods)			0.5640%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		879	$5,916,633.31
(Cumulative Recoveries)			$289,723.24
Cumulative Net Loss for All Collection Periods			$5,626,910.07
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3343%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,731.10
Average Net Loss for Receivables that have experienced a Realized Loss			$6,401.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	235	$10,257,040.99
61-90 Days Delinquent	0.19%	44	$2,033,901.45
91-120 Days Delinquent	0.03%	10	$368,306.35
Over 120 Days Delinquent	0.02%	6	$165,776.84
Total Delinquent Receivables	1.18%	295	$12,825,025.63

Repossession Inventory:
Repossessed in the Current Collection Period		20	$906,921.67
Total Repossessed Inventory		32	$1,573,642.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1642%
Prior Collection Period			0.1586%
Current Collection Period			0.1795%
Three Month Average			0.1674%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2353%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$4,019,770.11
2 Months Extended	176	$7,930,510.31
3+ Months Extended	32	$1,416,645.66

Total Receivables Extended	304	$13,366,926.08

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer